UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2010

Date of reporting period:	March 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended March 31, 2010

Total Return for the 12 Months Ended March 31, 2010
Class A	Class B	Class C	Class I	Morgan Stanley Capital International (MSCI) World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
37.38%	37.46%	36.40%	37.69%	52.37%	48.33%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended March 31, 2010, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Market Conditions

For the 12 months ended March 31, 2010, global equity markets, as represented by the MSCI World Index (the "Index"), were up 52.37 percent. Global fiscal and monetary stimulus provided ample liquidity for investors to return to riskier assets as they became more confident that an economic recovery was beginning to take hold.

Over the past 12 months, lower quality stocks in the Index outperformed. The sectors in the Index which had performed the worst during the 2008 slump became the top performers: materials, financials and, within the consumer discretionary sector, autos and retail. The market bounce was therefore largely driven by investors seeking to add risk back into their portfolios via increased exposure to these sectors.

Performance Analysis

All share classes of Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index (the "Index") and the Lipper Global Large-Cap Value Funds Average for the 12 months ended March 31, 2010, assuming no deduction of applicable sales charges.

In the environment of the past 12 months, the majority of the Fund's relative underperformance came from sector allocation rather than stock selection decisions. While sectors such as utilities, telecommunication services, insurance and pharmaceuticals still delivered positive returns during the year, they lagged the strongest performing sectors mentioned above. The Fund's strategy is to invest in high quality companies with what we consider attractive and sustainable dividend yields, which are available at compelling valuations. Financial strength, as characterized by strong free cash flow and lower leverage, is an essential component of the stock assessment process. The portfolio therefore has a natural overweight to the cash-generative telecommunication services, consumer staples and pharmaceutical sectors, which lagged the strong performance of the more cyclical sectors, particularly in the first half of the period under review.

In contrast, the portfolio did make relative gains within the consumer staples sector. Holdings within the food, beverage and tobacco group performed well. Relative performance was also bolstered by the industrials sector where exposure to a number of attractively valued Japanese capital goods companies assisted performance.

The profile of the portfolio has evolved during the past 12 months. At the start of the period, the portfolio was positioned to be significantly underweight in the financials and cyclical sectors and overweight in the consumer staples and health care sectors. While these weightings primarily have been maintained, they have become less pronounced as the year progressed and it became clear that the unprecedented liquidity injected by the central banks globally had affected asset prices. We have selectively added new positions in stocks within the financials sector, primarily within the insurance, Japanese financials and some of the more transaction based companies, as we gained more clarity on the financial positions of companies within these groups. In addition, a number of attractively valued stocks were added within the cyclical sectors, including the materials, industrials and information technology sectors, and the significant overweight position in the telecommunication services sector was trimmed.

On a regional basis, the portfolio remains overweight in the U.K. as well as Europe as we see more attractive opportunities, on a dividend yield and valuation basis, in these regions versus the U.S. The portfolio is now near market weight in Japan as we have added to the financials and industrials sectors during the year.

The portfolio is well balanced, in our view, with exposure to sectors which offer attractive free cash generation such as food, tobacco and pharmaceuticals as well as exposure to stocks within the more cyclical sectors which we believe are attractively valued and have the potential to offer attractive dividends through the cycle. In managing the Fund, we continue to apply a strict discipline to stock selection. The companies that we hold have attractive dividend yields, which we believe are likely to be sustained thanks to their strong cash flows. While recent market performance has been dominated by the highest beta (more volatile) stocks, we are now in a situation where many high quality stocks have a greater dividend yield than their respective corporate bonds. It could be argued that these companies may be seen as bond-like in their returns but with the added inflation hedge. In an environment where growth potential is becoming harder to find, we believe stocks with attractive and sustainable dividends continue to offer an attractive risk-reward proposition for investors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/10
Philip Morris International, Inc.	3.9%
British American Tobacco PLC	3.1
Bristol-Myers Squibb Co.	2.9
Royal Dutch Shell PLC (Class A)	2.4
CRH PLC	2.4
Novartis AG (Registered Shares)	2.1
EI Du Pont de Nemours & Co.	2.1
Canon, Inc.	2.1
Prudential PLC	2.0
Verizon Communications, Inc.	2.0
TOP FIVE COUNTRIES as of 03/31/10
United States	37.9%
United Kingdom	14.9
Japan	11.3
France	8.4
Netherlands	4.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies of any size with a record of paying dividends and potential for increasing dividends. In selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended March 31, 2010
Symbol	Class A Shares* (since 07/28/97) GLBAX	Class B Shares** (since 06/30/93) GLBBX	Class C Shares† (since 07/28/97) GLBCX	Class I Shares†† (since 07/28/97) GLBDX
1 Year	37.38%[3] 30.17 [4]	37.46%[3] 32.46 [4]	36.40%[3] 35.40 [4]	37.69%[3] —
5 Years	–0.34 [3] –1.40 [4]	–0.30 [3] –0.59 [4]	–1.07 [3] –1.07 [4]	0.01 [3] —
10 Years	2.10 [3] 1.55 [4]	1.74 [3] 1.74 [4]	1.33 [3] 1.33 [4]	2.38 [3] —
Since Inception	2.81 [3] 2.38 [4]	5.68 [3] 5.68 [4]	2.04 [3] 2.04 [4]	3.09 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on March 31, 2010.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/09 – 03/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/01/09	03/31/10	10/01/09 – 03/31/10
Class A
Actual (6.06% return)	$1,000.00	$1,060.60	$6.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.59
Class B
Actual (6.08% return)	$1,000.00	$1,060.80	$6.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.49
Class C
Actual (5.64% return)	$1,000.00	$1,056.40	$10.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.66	$10.35
Class I
Actual (6.24% return)	$1,000.00	$1,062.40	$5.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.34

  @  Expenses are equal to the Fund's annualized expense ratios of 1.31%, 1.29%, 2.06% and 1.06% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2010, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2010

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Australia (1.0%)
	Containers & Packaging
736,991	Amcor Ltd.	$4,321,556
	Austria (0.9%)
	Diversified Telecommunication Services
273,995	Telekom Austria AG	3,830,261
	Finland (0.9%)
	Metals & Mining
171,593	Rautaruukki Oyj (a)	3,708,215
	France (8.4%)
	Commercial Banks
54,887	BNP Paribas	4,215,234
	Diversified Telecommunication Services
169,482	France Telecom SA	4,055,179
	Information Technology Services
88,670	Cap Gemini SA	4,367,750
	Machinery
26,773	Vallourec SA	5,398,861
	Multi-Utilities
170,090	GDF Suez	6,570,375
	Oil, Gas & Consumable Fuels
126,454	Total SA	7,340,815
	Real Estate Investment Trusts (REITs)
36,468	ICADE	4,059,170
	Total France	36,007,384
	Germany (2.6%)
	Air Freight & Logistics
336,010	Deutsche Post AG (Registered Shares)	5,829,504
	Electric Utilities
143,755	E.ON AG	5,307,468
	Total Germany	11,136,972

NUMBER OF SHARES		VALUE
	Greece (1.3%)
	Commercial Banks
177,100	National Bank of Greece SA	$3,564,102
	Hotels, Restaurants & Leisure
94,970	OPAP SA	2,154,969
	Total Greece	5,719,071
	Ireland (3.8%)
	Construction Materials
406,184	CRH PLC	10,143,902
	Insurance
198,867	Willis Group Holdings PLC	6,222,548
	Total Ireland	16,366,450
	Israel (0.8%)
	Diversified Telecommunication Services
1,152,575	Bezeq Israeli Telecommunication Corp. Ltd.	3,271,464
	Italy (1.4%)
	Oil, Gas & Consumable Fuels
254,178	Eni SpA	5,963,251
	Japan (11.3%)
	Commercial Banks
260,400	Sumitomo Mitsui Financial Group, Inc.	8,606,653
251,600	Tokyo Tomin Bank, Ltd. (The)	3,345,158
		11,951,811
	Electronic Equipment, Instruments & Components
157,070	Hoya Corp.	4,316,107
95,354	TDK Corp. (a)	6,344,014
		10,660,121
	Machinery
508,274	Amada Co., Ltd.	4,262,347
532,980	Daifuku Co., Ltd.	4,195,885
175,400	Mori Seiki Co., Ltd. (a)	2,163,185
		10,621,417

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2010 continued

NUMBER OF SHARES		VALUE
	Office Electronics
190,700	Canon, Inc.	$8,832,292
	Software
18,855	Nintendo Co., Ltd.	6,312,563
	Total Japan	48,378,204
	Netherlands (4.0%)
	Food Products
143,922	Unilever NV (Share Certificates)	4,353,350
	Media
690,869	Reed Elsevier NV	8,396,282
200,275	Wolters Kluwer NV	4,342,925
		12,739,207
	Total Netherlands	17,092,557
	Singapore (2.0%)
	Air Freight & Logistics
5,752,212	Singapore Post Ltd.	4,317,397
	Road & Rail
3,731,522	ComfortDelgro Corp., Ltd.	4,161,103
	Total Singapore	8,478,500
	Switzerland (3.9%)
	Food Products
81,861	Nestle SA (Registered Shares)	4,192,426
	Hotels, Restaurants & Leisure
7,861	Kuoni Reisen Holding AG (Registered Shares)	3,149,917
	Pharmaceuticals
168,302	Novartis AG (Registered Shares)	9,090,287
	Total Switzerland	16,432,630
	Taiwan (2.8%)
	Computers & Peripherals
2,860,000	Acer, Inc.	8,447,258

NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
189,000	MediaTek, Inc.	$3,279,142
	Total Taiwan	11,726,400
	United Kingdom (14.9%)
	Beverages
236,059	Diageo PLC	3,961,900
	Commercial Banks
401,024	HSBC Holdings PLC	4,065,131
	Electric Utilities
223,932	Scottish & Southern Energy PLC	3,741,375
	Insurance
1,042,890	Prudential PLC	8,664,637
	Media
739,800	Informa PLC	4,348,001
	Metals & Mining
97,854	BHP Billiton PLC	3,355,945
	Oil, Gas & Consumable Fuels
354,827	Royal Dutch Shell PLC (Class A)	10,284,372
	Pharmaceuticals
283,616	GlaxoSmithKline PLC	5,446,539
	Tobacco
377,696	British American Tobacco PLC	13,019,158
	Wireless Telecommunication Services
2,988,316	Vodafone Group PLC	6,892,835
	Total United Kingdom	63,779,893
	United States (37.9%)
	Capital Markets
268,025	Bank of New York Mellon Corp. (The)	8,276,612
25,709	Goldman Sachs Group, Inc. (The)	4,386,727
		12,663,339

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2010 continued

NUMBER OF SHARES		VALUE
	Chemicals
238,363	EI Du Pont de Nemours & Co.	$8,876,638
	Commercial Services & Supplies
122,713	Avery Dennison Corp.	4,467,980
	Computers & Peripherals
157,413	Diebold, Inc.	4,999,437
	Containers & Packaging
174,102	Bemis Co., Inc.	5,000,210
143,398	Sonoco Products Co.	4,415,224
		9,415,434
	Diversified Financial Services
100,100	JPMorgan Chase & Co.	4,479,475
236,202	Moody's Corp.	7,027,010
		11,506,485
	Diversified Telecommunication Services
178,351	AT&T, Inc.	4,608,590
278,168	Verizon Communications, Inc.	8,628,771
		13,237,361
	Electric Utilities
99,165	Allete, Inc.	3,320,044
	Food Products
233,441	Kraft Foods, Inc. (Class A)	7,059,256
63,505	Mead Johnson Nutrition Co.	3,304,165
		10,363,421
	Household Products
68,178	Procter & Gamble Co. (The)	4,313,622
	Machinery
51,597	Caterpillar, Inc.	3,242,872
	Media
124,428	McGraw-Hill Cos., Inc. (The)	4,435,858
	Multiline Retail
241,316	JC Penney Co., Inc.	7,763,136
	Pharmaceuticals
455,607	Bristol-Myers Squibb Co.	12,164,707
109,596	Eli Lilly & Co.	3,969,567
		16,134,274

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
199,917	Potlatch Corp.	$7,005,092
	Semiconductors & Semiconductor Equipment
293,841	Intel Corp.	6,540,901
348,982	Texas Instruments, Inc.	8,539,589
		15,080,490
	Tobacco
322,823	Philip Morris International, Inc.	16,838,448
147,767	Reynolds American, Inc.	7,976,462
		24,814,910
	Total United States	161,640,393
	Total Common Stocks (Cost $350,927,759)	417,853,201
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (2.8%)
	Securities Held as Collateral on Loaned Securities (2.2%)
	Repurchase Agreements (1.0%)
$395	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $394,741; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $402,636)	394,741

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$2,213	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $2,212,946; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Altera Corp., American Electric Power Co., Inc., Ivanhoe Mines Ltd., McMoRan Exploration Co., Noble Energy, Inc., North American Energy Partners, Inc., Seattle Genetics, Inc., Sempra Energy, Symantec Corp., Symetra Financial Corp., Transocean Ltd., United Technologies Corp., Visa, Inc., Westar Energy, Inc.; valued at $2,323,571)	$2,212,923
1,770	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $1,770,339; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $1,805,815)	1,770,338
	Total Repurchase Agreements (Cost $4,378,002)	4,378,002

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.2%)
4,958	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,957,655)	$4,957,655
	Total Securities Held as Collateral on Loaned Securities (Cost $9,335,657)	9,335,657
	Investment Company (0.6%)
2,561	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,561,491)	2,561,491
	Total Short-Term Investments (Cost $11,897,148)	11,897,148
Total Investments (Cost $362,824,907) (b)(c)	100.7%	429,750,349
Liabilities in Excess of Other Assets	(0.7)	(2,931,843)
Net Assets	100.0%	$426,818,506

  (a)  All or a portion of this security was on loan at March 31, 2010.

  (b)  Securities have been designated as collateral in connection with open forward foreign currency contracts.

  (c)  The aggregate cost for federal income tax purposes is $365,952,342. The aggregate gross unrealized appreciation is $71,400,434 and the aggregate gross unrealized depreciation is $7,602,427 resulting in net unrealized appreciation of $63,798,007.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2010

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	201,784		$189,914	04/01/2010	$(1,459)
EUR	714,410		$962,453	04/01/2010	(2,470)
GBP	501,095		$754,799	04/01/2010	(5,611)
JPY	52,390,347		$560,450	04/05/2010	66
SGD	141,220		$100,857	04/05/2010	(90)
AUD	54,231		$49,670	04/06/2010	(95)
	$20,426,037	EUR	15,258,000	04/08/2010	182,323
	$12,383,865	GBP	8,324,000	04/08/2010	247,128
EUR	15,258,000		$20,841,207	04/08/2010	232,847
GBP	8,324,000		$12,520,961	04/08/2010	(110,032)
EUR	15,925,000		$21,318,798	05/06/2010	(191,066)
GBP	8,566,000		$12,741,497	05/06/2010	(254,541)
Net Unrealized Appreciation					$97,000

Currency Abbreviations:

AUD   Australian Dollar.

CHF   Swiss Franc.

EUR   Euro.

GBP   British Pound.

JPY   Japanese Yen.

SGD   Singapore Dollar

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  ■  March 31, 2010

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Tobacco	$37,834,068	9.0%
Pharmaceuticals	30,671,100	7.3
Diversified Telecommunication Services	24,394,265	5.8
Commercial Banks	23,796,278	5.7
Oil, Gas & Consumable Fuels	23,588,438	5.6
Media	21,523,066	5.1
Machinery	19,263,150	4.6
Food Products	18,909,197	4.5
Semiconductors & Semiconductor Equipment	18,359,632	4.4
Insurance	14,887,185	3.5
Containers & Packaging	13,736,990	3.3
Computers & Peripherals	13,446,695	3.2
Capital Markets	12,663,339	3.0
Electric Utilities	12,368,887	2.9
Diversified Financial Services	11,506,485	2.7
Real Estate Investment Trusts (REITs)	11,064,262	2.6
Electronic Equipment, Instruments & Components	10,660,121	2.5

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Air Freight & Logistics	$10,146,901		2.4%
Construction Materials	10,143,902		2.4
Chemicals	8,876,638		2.1
Office Electronics	8,832,292		2.1
Multiline Retail	7,763,136		1.9
Metals & Mining	7,064,160		1.7
Wireless Telecommunication Services	6,892,835		1.6
Multi-Utilities	6,570,375		1.6
Software	6,312,563		1.5
Hotels, Restaurants & Leisure	5,304,886		1.3
Commercial Services & Supplies	4,467,980		1.1
Information Technology Services	4,367,750		1.0
Household Products	4,313,622		1.0
Road & Rail	4,161,103		1.0
Beverages	3,961,900		1.0
Investment Company	2,561,491		0.6
	$420,414,692	^	100.0%

  ^  Does not reflect the value of securities held as collateral on loaned securities and does not include open forward foreign currency contracts with net unrealized appreciation of $97,000.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments in securities, at value (cost $355,305,761) (including $8,838,098 for securities loaned)	$422,231,203
Investment in affiliate, at value (cost $7,519,146)	7,519,146
Unrealized appreciation on open forward foreign currency contracts	662,364
Cash (including foreign currency valued at $305,146 with a cost of $303,304)	305,146
Receivable for:
Investments sold	6,877,158
Dividends	2,136,393
Foreign withholding taxes reclaimed	248,831
Shares of beneficial interest sold	10,055
Dividends from affiliate	506
Prepaid expenses and other assets	27,670
Total Assets	440,018,472
Liabilities:
Collateral on securities loaned, at value	9,335,657
Unrealized depreciation on open forward foreign currency contracts	565,364
Payable for:
Investments purchased	1,985,098
Shares of beneficial interest redeemed	629,768
Investment advisory fee	254,950
Distribution fee	48,574
Transfer agent fee	64,626
Administration fee	30,565
Accrued expenses and other payables	285,364
Total Liabilities	13,199,966
Net Assets	$426,818,506
Composition of Net Assets:
Paid-in-capital	$489,199,808
Net unrealized appreciation	67,023,751
Accumulated undistributed net investment income	7,708,116
Accumulated net realized loss	(137,113,169)
Net Assets	$426,818,506
Class A Shares:
Net Assets	$327,154,858
Shares Outstanding (unlimited shares authorized, $.01 par value)	34,016,207
Net Asset Value Per Share	$9.62
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$10.15
Class B Shares:
Net Assets	$89,587,847
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,169,597
Net Asset Value Per Share	$9.77
Class C Shares:
Net Assets	$7,402,440
Shares Outstanding (unlimited shares authorized, $.01 par value)	775,436
Net Asset Value Per Share	$9.55
Class I Shares:
Net Assets	$2,673,361
Shares Outstanding (unlimited shares authorized, $.01 par value)	275,708
Net Asset Value Per Share	$9.70

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the year ended March 31, 2010

Net Investment Income: Income
Dividends (net of $1,298,017 foreign withholding tax)	$18,604,275
Income from securities loaned - net	599,661
Dividends from affiliate	12,640
Interest	3,562
Total Income	19,220,138
Expenses
Investment advisory fee	2,857,815
Distribution fee (Class A shares)	814,170
Distribution fee (Class B shares)	201,067
Distribution fee (Class C shares)	75,855
Transfer agent fees and expenses	834,576
Administration fee	341,232
Shareholder reports and notices	216,586
Professional fees	147,013
Custodian fees	105,938
Registration fees	35,733
Trustees' fees and expenses	25,041
Other	52,135
Total Expenses	5,707,161
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(8,643)
Net Expenses	5,698,518
Net Investment Income	13,521,620
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	48,024,061
Forward foreign currency contracts	(3,989,123)
Foreign currency translation	(782,513)
Net Realized Gain	43,252,425
Change in Unrealized Appreciation/Depreciation on:
Investments	74,957,993
Forward foreign currency contracts	1,210,463
Foreign currency translation	108,099
Net Change in Unrealized Appreciation/Depreciation	76,276,555
Net Gain	119,528,980
Net Increase	$133,050,600

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2010	FOR THE YEAR ENDED MARCH 31, 2009
Increase (Decrease) in Net Assets: Operations:
Net investment income	$13,521,620	$19,459,634
Net realized gain (loss)	43,252,425	(183,274,784)
Net change in unrealized appreciation/depreciation	76,276,555	(217,819,839)
Net Increase (Decrease)	133,050,600	(381,634,989)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(15,086,214)	(5,549,105)
Class B shares	(4,236,141)	(1,640,167)
Class C shares	(273,931)	(114,805)
Class I shares	(109,540)	(1,828,006)
Net realized gain
Class A shares	—	(18,020,076)
Class B shares	—	(5,283,291)
Class C shares	—	(471,893)
Class I shares	—	(5,527,877)
Total Dividends and Distributions	(19,705,826)	(38,435,220)
Net decrease from transactions in shares of beneficial interest	(70,651,177)	(251,787,363)
Net Increase (Decrease)	42,693,597	(671,857,572)
Net Assets:
Beginning of period	384,124,909	1,055,982,481
End of Period (Including accumulated undistributed net investment income of $7,708,116 and $19,136,664, respectively)	$426,818,506	$384,124,909

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company (the "Transaction"). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Reorganization"). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund's shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at March 31, 2010 were $8,838,098 and $9,335,657, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended March 31, 2010 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$10,146,901	$10,146,901	—	—
Beverages	3,961,900	3,961,900	—	—
Capital Markets	12,663,339	12,663,339	—	—
Chemicals	8,876,638	8,876,638	—	—
Commercial Banks	23,796,278	23,796,278	—	—
Commercial Services & Supplies	4,467,980	4,467,980	—	—
Computers & Peripherals	13,446,695	13,446,695	—	—
Construction Materials	10,143,902	10,143,902	—	—
Containers & Packaging	13,736,990	13,736,990	—	—
Diversified Financial Services	11,506,485	11,506,485	—	—
Diversified Telecommunication Services	24,394,265	24,394,265	—	—
Electric Utilities	12,368,887	12,368,887	—	—
Electronic Equipment, Instruments & Components	10,660,121	10,660,121	—	—
Food Products	18,909,197	18,909,197	—	—
Hotels, Restaurants & Leisure	5,304,886	5,304,886	—	—
Household Products	4,313,622	4,313,622	—	—
Information Technology Services	4,367,750	4,367,750	—	—
Insurance	14,887,185	14,887,185	—	—
Machinery	19,263,150	19,263,150	—	—
Media	21,523,066	21,523,066	—	—
Metals & Mining	7,064,160	7,064,160	—	—
Multi-Utilities	6,570,375	6,570,375	—	—
Multiline Retail	7,763,136	7,763,136	—	—
Office Electronics	8,832,292	8,832,292	—	—
Oil, Gas & Consumable Fuels	23,588,438	23,588,438	—	—
Pharmaceuticals	30,671,100	30,671,100	—	—
Real Estate Investment Trusts (REITs)	11,064,262	11,064,262	—	—
Road & Rail	4,161,103	4,161,103	—	—
Semiconductors & Semiconductor Equipment	18,359,632	18,359,632	—	—
Software	6,312,563	6,312,563	—	—
Tobacco	37,834,068	37,834,068	—	—
Wireless Telecommunication Services	6,892,835	6,892,835	—	—
Total Common Stocks	417,853,201	417,853,201	—	—

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments
Repurchase Agreements	$4,378,002	—	$4,378,002	—
Investment Company	7,519,146	$7,519,146	—	—
Total Short-Term Investments	11,897,148	7,519,146	4,378,002	—
Forward Foreign Currency Contracts	662,364	—	662,364	—
Total	$430,412,713	$425,372,347	$5,040,366	—
Liabilities:
Forward Foreign Currency Contracts	$(565,364)	—	$(565,364)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the year ended March 31, 2010, the value of forward foreign currency contracts opened and closed were $986,112,910 and $1,059,498,216, respectively.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$662,364	Unrealized depreciation on open forward foreign currency contracts	$(565,364)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended March 31, 2010.

AMOUNT OF REALIZED LOSS ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$(3,989,123)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$1,210,463

4. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets exceeding $4.5 billion.

Under a Sub-Advisory agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at March 31, 2010.

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate. For the year ended March 31, 2010, the distribution fee was accrued for Class B at an annual rate of 0.22%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended March 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,813, $41,406 and $719, respectively and received $3,634 in front-end sales

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended March 31, 2010, advisory fees paid were reduced by $8,643 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $12,640 for the year ended March 31, 2010. During the year ended March 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $176,049,787 and $175,342,268, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2010 aggregated $353,717,690 and $430,099,949, respectively.

For the year ended March 31, 2010, the Fund incurred brokerage commissions of $33,895 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the period June 1, 2009 (the date on which Citigroup, Inc. became an affiliate of the Investment Adviser, Sub-Adviser, Administrator, and Distributor) through March 31, 2010, the Fund incurred brokerage commissions of $13,659 with Citigroup, Inc. for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2010, included in "trustees' fees and expenses" in the Statement of Operations amounted to $14,162. At March 31, 2010, the Fund had an accrued pension liability of

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

$69,920, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At March 31, 2010, investments in securities of issuers in the United Kingdom represented 14.9% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

At March 31, 2010, the Fund's cash balance consisted principally of interest bearing deposits with State Street, the Fund's custodian.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2010		FOR THE YEAR ENDED MARCH 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	140,771	$1,235,941	278,232	$2,830,654
Reinvestment of dividends and distributions	1,898,842	14,735,016	1,890,015	23,247,180
Redeemed	(7,711,708)	(67,330,708)	(10,993,443)	(108,315,740)
Net decrease — Class A	(5,672,095)	(51,359,751)	(8,825,196)	(82,237,906)
CLASS B SHARES
Sold	194,176	1,735,658	286,740	3,251,664
Reinvestment of dividends and distributions	525,183	4,138,442	546,999	6,826,543
Redeemed	(2,652,892)	(23,494,379)	(3,942,339)	(39,567,508)
Net decrease — Class B	(1,933,533)	(17,620,279)	(3,108,600)	(29,489,301)
CLASS C SHARES
Sold	34,273	293,220	72,748	706,956
Reinvestment of dividends and distributions	34,807	269,761	47,561	581,191
Redeemed	(271,227)	(2,335,385)	(414,973)	(4,016,122)
Net decrease — Class C	(202,147)	(1,772,404)	(294,664)	(2,727,975)
CLASS I SHARES
Sold	93,393	825,308	524,693	5,597,082
Reinvestment of dividends and distributions	13,521	105,596	594,493	7,330,099
Redeemed	(94,537)	(829,647)	(16,296,083)	(150,259,362)
Net increase (decrease) — Class I	12,377	101,257	(15,176,897)	(137,332,181)
Net decrease in Fund	(7,795,398)	$(70,651,177)	(27,405,357)	$(251,787,363)

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MARCH 31, 2010	FOR THE YEAR ENDED MARCH 31, 2009
Ordinary income	$19,705,826	$9,132,083
Long-term capital gains	—	29,303,137
Total distributions	$19,705,826	$38,435,220

As of March 31, 2010, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$8,006,169
Undistributed long-term gains	—
Net accumulated earnings	8,006,169
Foreign tax credit pass-through	146,313
Capital loss carryforward	(133,985,734)
Temporary differences	(337,736)
Net unrealized appreciation	63,789,686
Total accumulated losses	$(62,381,302)

As of March 31, 2010, the Fund had a net capital loss carryforward of $133,985,734, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$39,754,582	March 31, 2017
94,231,152	March 31, 2018

As of March 31, 2010, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, foreign tax credit pass-through and the mark-to-market of open forward foreign currency exchange contracts.

Permanent differences, primarily due to foreign currency losses and a litigation settlement payment, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2010:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(5,244,342)	$5,878,749	$(634,407)

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2010 continued

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31,
	2010		2009		2008		2007	2006
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.36		$13.25		$16.32		$15.11	$13.80
Income (loss) from investment operations:
Net investment income(1)	0.28		0.28		0.28		0.22	0.20
Net realized and unrealized gain (loss)	2.38		(5.66)		(1.17)		2.46	1.44
Total income (loss) from investment operations	2.66		(5.38)		(0.89)		2.68	1.64
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.26)		(0.22)	(0.33)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–
Total dividends and distributions	(0.40)		(0.51)		(2.18)		(1.47)	(0.33)
Net asset value, end of period	$9.62		$7.36		$13.25		$16.32	$15.11
Total Return(2)	37.38%		(42.18)%		(6.84)%		18.56%	12.07%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.33	%(4)	1.25	%(4)	1.16	%(4)	1.21%	1.22%
Net investment income	3.18	%(4)	2.66	%(4)	1.73	%(4)	1.44%	1.45%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$327,155		$292,080		$643,008		$860,085	$871,393
Portfolio turnover rate	85%		95%		39%		21%	21%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2010		2009		2008		2007	2006
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.47		$13.45		$16.53		$15.29	$13.79
Income (loss) from investment operations:
Net investment income(1)	0.28		0.29		0.29		0.24	0.22
Net realized and unrealized gain (loss)	2.42		(5.76)		(1.18)		2.49	1.44
Total income (loss) from investment operations	2.70		(5.47)		(0.89)		2.73	1.66
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.27)		(0.24)	(0.16)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–
Total dividends and distributions	(0.40)		(0.51)		(2.19)		(1.49)	(0.16)
Net asset value, end of period	$9.77		$7.47		$13.45		$16.53	$15.29
Total Return(2)	37.46%		(42.17)%		(6.83)%		18.65%	12.10%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.30	%(4)	1.19	%(4)	1.12	%(4)	1.12%	1.19%
Net investment income	3.21	%(4)	2.72	%(4)	1.77	%(4)	1.53%	1.48%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$89,588		$82,980		$191,099		$187,734	$204,250
Portfolio turnover rate	85%		95%		39%		21%	21%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2010		2009		2008		2007	2006
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.27		$13.17		$16.23		$15.04	$13.66
Income (loss) from investment operations:
Net investment income(1)	0.21		0.20		0.16		0.11	0.10
Net realized and unrealized gain (loss)	2.37		(5.62)		(1.16)		2.44	1.42
Total income (loss) from investment operations	2.58		(5.42)		(1.00)		2.55	1.52
Less dividends and distributions from:
Net investment income	(0.30)		(0.09)		(0.14)		(0.11)	(0.14)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–
Total dividends and distributions	(0.30)		(0.48)		(2.06)		(1.36)	(0.14)
Net asset value, end of period	$9.55		$7.27		$13.17		$16.23	$15.04
Total Return(2)	36.40%		(42.63)%		(7.52)%		17.69%	11.25%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08	%(4)	2.00	%(4)	1.90	%(4)	1.96%	1.93%
Net investment income	2.43	%(4)	1.91	%(4)	0.99	%(4)	0.69%	0.74%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$7,402		$7,107		$16,756		$19,675	$18,644
Portfolio turnover rate	85%		95%		39%		21%	21%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2010		2009		2008		2007	2006
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.43		$13.28		$16.35		$15.14	$13.83
Income (loss) from investment operations:
Net investment income(1)	0.30		0.36		0.32		0.26	0.24
Net realized and unrealized gain (loss)	2.40		(5.69)		(1.16)		2.46	1.43
Total income (loss) from investment operations	2.70		(5.33)		(0.84)		2.72	1.67
Less dividends and distributions from:
Net investment income	(0.43)		(0.13)		(0.31)		(0.26)	(0.36)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–
Total dividends and distributions	(0.43)		(0.52)		(2.23)		(1.51)	(0.36)
Net asset value, end of period	$9.70		$7.43		$13.28		$16.35	$15.14
Total Return(2)	37.69%		(41.72)%		(6.65)%		18.89%	12.33%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.08	%(4)	1.00	%(4)	0.91	%(4)	0.97%	0.97%
Net investment income	3.43	%(4)	2.91	%(4)	1.98	%(4)	1.68%	1.70%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$2,673		$1,958		$205,119		$270,462	$290,318
Portfolio turnover rate	85%		95%		39%		21%	21%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Dividend Growth Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 26, 2010

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	162	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	164	Director of various business organizations.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	162	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	164	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	165	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	162	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	164	None.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	162	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (77) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, of Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	165	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (62) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	163	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Managing Director and Head of Americas distribution, product and marketing for Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Retail and Intermediary business, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Mary Ann Picciotto (37) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Investments Inc. and Van Kampen Advisors Inc. (since April 2007).

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and the Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2010 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2010. For corporate shareholders, 29.92% of the dividends qualified for the dividend received deduction.
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended March 31, 2010. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $9,574,912 as taxable at this lower rate.
During the taxable year ended March 31, 2010, the Fund intends to pass through foreign tax credits of $146,313, and has derived net income from sources within foreign countries amounting to $821,321.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, England E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

GLBANN
IU10-02171P-Y03/10

INVESTMENT MANAGEMENT

Morgan Stanley
Global Dividend
Growth Securities

Annual Report

March 31, 2010

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2010

	Registrant			Covered Entities(1)
Audit Fees		$46,000		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,909,000	(2)
Tax Fees		$7,410	(3)	$1,013,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,410		$7,922,000

Total		$53,410		$7,922,000

2009

	Registrant			Covered Entities(1)
Audit Fees		$47,200		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,418,000	(2)
Tax Fees		$7,685	(3)	$881,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,685		$7,299,000

Total		$54,885		$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010